Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 16 – Subsequent Events

On November 8, 2021, the Company entered into securities Purchase Agreement with Power Up in connection with the issuance of a convertible note of the Company to Power Up in the aggregate principal amount of $38,750.00 [“Note”], convertible into common stock of the Company, upon the terms and subject to the limitations and conditions set forth in the Note.

On November 15, 2021, the Company and Oasis Capital terminated the Equity Purchase Agreement described in Note 11 on page 17 hereof. See said Note for additional information.

Note 16 – Subsequent Events

In March and April 2021, Oasis Capital, LLC (“Oasis”), converted an aggregate of $77,617 of principal of the August 6, 2018 Note into an aggregate of 4,215,974 share. At April 9, 2021, the principal amount of the Note was $148,043.

From January12, 2021 through March 18, 2021, Oasis converted an aggregate of $76,224 of principal of the January 20, 2020 convertible note and received 6,319,930 shares. The remaining balance on this Note was $289,590 after these conversions.

On March 29, 2021, the Board of Directors of the Corporation deem it in the best interests of the Corporation to enter into the Securities Purchase Agreement dated March 29, 2021 (the “Agreement”) with Power Up Lending Group Ltd. (“PowerUp”), in connection with the issuance of: (i) a promissory note of the Corporation, in the form attached hereto as Exhibit A, in the aggregate principal amount of $80,000.00 (including $7,500.00 of Original Issue Discount) (the “Note”), (ii) Three Hundred Seventy Three Thousand Three Hundred Thirty Three (373,333) restricted common shares of the Corporation (“Commitment Shares”) to be delivered to PowerUp in book entry with the Corporation’s transfer agent prior to the Closing Date, (iii) Seventy Hundred Forty Six Thousand Six Hundred Sixty Seven (746,667) restricted common shares of the Corporation (“Security Shares” and together with the Note and the Commitment Shares, collectively, the “Securities”) to be delivered to PowerUp in book entry with the Corporation’s transfer agent prior to the Closing Date; and in connection therewith to enter into an irrevocable letter agreement with VStock Transfer LLC, the Corporation’s transfer agent, with respect to the reserve of shares of common stock of the Corporation to be issued upon any conversion of the Note (only upon default); the issuance of such shares of common stock in connection with a conversion of the Note (the “Letter Agreement”). The proceeds of this note was specifically slated for payment of the settlement of the Knight Capital Merchant Loan for $22,000 and the final payment of the Pearl Capital merchant note for $36,998. These discounted payoffs of these notes saved the company $26,446 plus future interest.

The shareholders on January 11, 2021, authorized an increase in the Authorized Common Shares to 2,000,000,000 from 29,411,765. Our board of directors believes that it is desirable to have additional authorized shares of common stock available for possible future financings, acquisition transactions, joint ventures and other general corporate purposes. Our board of directors believes that having such additional authorized shares of common stock available for issuance in the future will give us greater flexibility and may allow such shares to be issued without the expense and delay of a special shareholders’ meeting unless such approval is expressly required by applicable law. Although such issuance of additional shares with respect to future financings and acquisitions would dilute existing shareholders, management believes that such transactions would increase the overall value of the Company to its shareholders.

Effective March 3, 2021, the Company issued an aggregate of 5,000,000 restricted common shares for services rendered, of which 500,000 were awarded to Wayne Marx, an officer and Director, 3, 5000,000 shares to an LLC controlled by David Shorey, President, CEO and CFO, and 1,000,000 shares to an outside consultant.

On February 24, 2021, the Company executed an promissory note evidencing and unsecured loan (“Loan”) for $128,232 under the Paycheck Protection Plan (“PPP”) , The terms of the Loan are almost identical to those relating to the PPP loan received by the Company in May 2020 in the amount of $123,999 which is described above in Note 13 on page 29 (“Old Loan Terms’).This new Loan is forgivable but no assurance can be given that the Company will receive forgiveness of this Loan. See the Old Loan Provisions above in Note 13. The Loan is from the Bank of America and is guaranteed by the SBA under the PPP program resulting from the COVID-19 pandemic.

On April 1, 2021, the promissory note payable to the President in the amount of $311,896 was converted into a secured note covering all assets of the Company. The Note bears interest at the rate 12% per annum and is due on demand. Financing statement s is expected to be filed in Pima County, AZ and in Las Vegas County, NV covering the assets which are securing this Note. See Exhibit 99.2 for a form of the Note.